Gain (loss) on non - financial assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain (loss) on non - financial assets, net
Gain on sale of investment property	$ 0	$ 500	$ 0
Unrealized gain on investment property	296	0	0
Impairment loss on other assets	0	0	(3,464)
Impairment loss on investment property	0	0	(3,849)
Write off on intangible assets	0	0	(2,705)
Impairment losses on non-financial assets	$ 296	$ 500	$ (10,018)